OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
JUNE 30, 2025
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments
Apex Credit CLO 2019 Ltd.
CLO secured notes - Class FRR(3)(17), 14.72% (SOFR + 10.45%, due July 18, 2037)	07/31/2024	$ 2,775,000	$ 2,332,795	$ 2,361,248

Ares XXXVII CLO Ltd.
CLO secured notes - Class ER(3)(17), 11.79% (SOFR + 7.53%, due October 15, 2030)	06/23/2022	7,300,000	5,882,539	6,978,800

BlueMountain CLO 2015-4 Ltd.
CLO secured notes - Class ER(3)(17), 10.48% (SOFR + 6.21%, due April 20, 2030)	01/19/2022	837,000	811,158	775,648

BlueMountain CLO 2018-1 Ltd.
CLO secured notes - Class F(3)(17), 12.75% (SOFR + 8.47%, due July 30, 2030)	11/18/2019	8,500,000	7,177,268	2,873,850

BlueMountain Fuji US CLO II Ltd.
CLO secured notes - Class D(3)(17), 10.68% (SOFR + 6.41%, due October 20, 2030)	11/09/2022	4,750,000	4,084,910	4,412,750

Highbridge Loan Management 5-2015, Ltd.
CLO secured notes - Class FRR(3)(17), 12.52% (SOFR + 8.26%, due October 15, 2030)	08/03/2021	4,375,000	3,954,839	2,504,688

Highbridge Loan Management 2013-2, Ltd.
CLO secured notes - Class ER(3)(17), 12.78% (SOFR + 8.51%, due October 20, 2029)	04/20/2022	2,500,000	2,267,473	1,080,500

Midocean Credit CLO VI
CLO secured notes - Class F(3)(17), 12.54% (SOFR + 8.27%, due April 20, 2033)	03/12/2021	4,000,000	3,479,808	3,282,800

Nassau 2017-II Ltd.
CLO secured notes - Class E(3)(6)(17), 10.77% (SOFR + 6.51%, due January 15, 2030)	01/07/2022	7,088,631	6,752,981	2,740,465

Octagon Investment Partners 36, Ltd.
CLO secured notes - Class F(3)(17), 12.27% (SOFR + 8.01%, due April 15, 2031)	09/08/2023	600,000	441,450	426,900

OZLM IX, Ltd.
CLO secured notes - Class ERR(3)(17), 12.87% (SOFR + 8.60%, due October 20, 2031)	06/16/2023	3,750,000	2,685,577	2,148,750

Rockford Tower CLO 2022-1, Ltd.
CLO secured notes - Class E(3)(17), 11.61% (SOFR + 7.34%, due July 20, 2035)	05/06/2022	3,750,000	3,721,338	3,694,500

Sound Point CLO V-R, Ltd.
CLO secured notes - Class F(3)(6)(17), 12.63% (SOFR + 8.36%, due July 18, 2031)	05/25/2022	1,426,559	1,104,187	153,498

Total Structured Finance - Debt Investments			$ 44,696,323	$ 33,434,397	1.68%
Total Collateralized Loan Obligation - Debt Investments			$ 44,696,323	$ 33,434,397	1.68%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
522 Funding CLO I Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.08%, maturity April 15, 2035)	03/03/2023	29,800,000	12,403,141	7,200,118

AGL CLO 40 Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 16.54%, maturity July 22, 2038)	03/28/2025	37,157,500	36,575,024	35,069,249

AIMCO CLO, Series 2015-A
CLO subordinated notes(5)(7)(11), (Estimated yield 13.20%, maturity October 17, 2034)	08/25/2021	13,548,313	7,296,655	5,825,775

AIMCO CLO 10, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.37%, maturity July 22, 2037)	01/09/2025	30,849,600	19,341,430	18,047,016

AIMCO CLO 26, Ltd.
CLO preferred shares(4)(5)(7), (Estimated yield 16.73%, maturity September 19, 2026)	09/26/2024	13,350,000	13,350,000	13,350,000

AIG CLO 2018-1, LLC
CLO subordinated notes(5)(7), (Estimated yield 18.03%, maturity April 20, 2037)	04/25/2023	20,518,400	13,355,939	12,721,408

Allegro CLO II-S, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity October 21, 2028)	02/06/2020	20,800,000	3,670,680	-

Allegro CLO XII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 24.48%, maturity July 21, 2037)	04/25/2025	13,147,000	6,971,878	7,362,320

Allegro CLO XIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.72%, maturity July 20, 2034)	05/21/2025	12,194,000	6,344,902	6,462,820

ALM VII(R), Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 19.13%, maturity January 15, 2036)	09/05/2024	28,480,000	8,688,209	6,265,600

ALM XVII, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2028)	03/04/2019	6,500,000	-	-

AMMC CLO XII, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity November 10, 2030)	09/10/2021	24,350,000	2,441,141	121,750

AMMC CLO 25, Limited
CLO subordinated notes(5)(7), (Estimated yield 19.46%, maturity April 15, 2035)	04/27/2022	19,000,000	13,624,204	12,730,000

Anchorage Capital CLO 1-R, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 13, 2031)	08/13/2020	12,150,000	489,313	128,790

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments (continued)
Structured Finance - Equity Investments (continued)
Anchorage Capital CLO 4-R, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity January 28, 2031)	05/20/2019	$ 9,000,000	$ 511,015	$ 50,400

Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2030)	07/16/2019	27,316,000	734,817	79,216

Anchorage Capital CLO 17, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.74%, maturity February 15, 2038)	06/04/2021	40,911,000	24,393,682	22,501,050

Anchorage Capital CLO 25, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.22%, maturity April 20, 2035)	04/24/2023	10,000,000	6,035,263	4,200,000

Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 25, 2031)	03/14/2018	12,420,000	2,100,012	372,600

Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.47%, maturity July 18, 2037)	05/13/2019	17,500,000	11,225,256	5,649,217

Apex Credit CLO 2019-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.76%, maturity January 25, 2038)	10/27/2020	4,500,000	1,739,556	1,205,837

Apidos CLO XVIII-R
CLO subordinated notes(5)(7), (Estimated yield 27.42%, maturity January 22, 2038)	06/24/2022	14,986,100	5,633,330	7,193,328

Apidos CLO XX
CLO subordinated notes(5)(7)(11), (Estimated yield 43.38%, maturity July 16, 2031)	03/19/2025	16,400,000	2,402,226	2,788,000

Apidos CLO XXIII
CLO subordinated notes(5)(7), (Estimated yield 21.94%, maturity April 15, 2033)	04/01/2022	5,000,000	2,843,411	2,607,500

Apidos CLO LI, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 13.75%, maturity January 20, 2037)	12/18/2024	16,000,000	15,443,831	14,683,200

Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.81%, maturity October 28, 2034)	03/06/2019	27,871,690	11,739,564	8,187,812

Ares XXXIV CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.49%, maturity April 17, 2033)	08/30/2021	26,500,000	7,258,723	4,312,293

Ares XXXVR CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 15, 2030)	09/13/2022	7,000,000	-	42,000

Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 15, 2030)	02/12/2019	33,500,000	4,971,680	2,644,964

Ares XL CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2029)	11/30/2017	41,274,000	587,887	813,098

Ares XLII CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 22, 2028)	06/23/2021	21,910,000	2,641,390	175,280

Ares XLIV CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 22.05%, maturity April 15, 2034)	12/15/2023	111,500,000	30,746,218	21,556,774

Ares XLVI CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2030)	01/25/2022	6,400,000	207,478	56,960

Ares XLIX CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.31%, maturity October 22, 2037)	08/19/2022	16,650,000	4,145,273	3,857,785

Ares LVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.48%, maturity January 25, 2035)	08/22/2022	21,200,000	12,387,657	8,795,129

Ares LXI CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 6.26%, maturity April 20, 2037)	08/25/2021	13,000,000	9,660,874	6,175,000

Ares LXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.62%, maturity January 25, 2038)	10/31/2022	26,046,000	19,633,199	23,370,788

Ares Loan Funding VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.19%, maturity October 22, 2037)	08/16/2024	40,000,000	31,341,195	28,558,890

Ares Loan Funding VIII, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 16.97%, maturity January 24, 2038)	12/19/2024	56,782,000	46,632,890	46,780,392

Ares Loan Funding IX, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 19.00%, maturity March 31, 2038)	03/03/2025	13,750,000	10,760,339	11,137,500

Atlas Senior Loan Funding XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.58%, maturity October 20, 2034)	09/20/2021	6,000,000	3,952,563	2,460,000

Atlas Senior Loan Fund XVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.61%, maturity January 18, 2035)	04/21/2022	6,000,000	3,646,137	2,310,000

Atrium XV
CLO subordinated notes(5)(7)(11), (Estimated yield 11.41%, maturity July 16, 2037)	09/17/2019	23,394,737	12,748,299	10,527,632

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments (continued)
Structured Finance - Equity Investments (continued)
Barings CLO Ltd. 2019-III
CLO subordinated notes(5)(7), (Estimated yield 19.64%, maturity January 20, 2036)	05/28/2025	$ 30,726,502	$ 14,600,772	$ 13,780,836

BBAM US CLO I, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.71%, maturity March 30, 2038)	05/16/2025	18,500,000	12,382,891	11,598,369

BlueMountain CLO 2015-4 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 20, 2030)	07/22/2020	9,644,700	1,426,128	120,559

BlueMountain CLO 2016-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.13%, maturity November 15, 2030)	08/18/2020	9,897,500	2,540,049	1,321,316

BlueMountain CLO 2018-1 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 30, 2030)	01/14/2020	9,000,000	220,046	94,500

BlueMountain CLO 2018-3 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 25, 2030)	06/11/2020	23,825,000	3,607,291	1,277,020

BlueMountain CLO XXXI Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 21.81%, maturity April 19, 2034)	04/16/2024	16,782,602	9,726,094	6,880,867

BlueMountain CLO XXXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.98%, maturity April 20, 2035)	03/23/2022	10,700,000	9,080,138	5,564,000

BlueMountain Fuji US CLO II Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 20, 2030)	02/13/2020	27,980,000	7,617,219	839,400

Carlyle Global Market Strategies CLO 2013-2, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity January 18, 2029)	03/19/2013	16,098,067	1,167,135	25,757

Carlyle Global Market Strategies CLO 2013-4, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2031)	09/29/2021	14,500,000	996,922	356,700

Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 15, 2031)	03/27/2019	7,134,333	1,447,980	142,687

Carlyle Global Market Strategies CLO 2016-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 36.15%, maturity July 20, 2034)	06/10/2025	35,445,614	5,456,516	5,848,526

Carlyle US CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.46%, maturity January 20, 2038)	08/04/2023	28,783,404	15,467,586	15,830,872

Carlyle US CLO 2020-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 6.76%, maturity January 25, 2035)	10/21/2020	14,558,333	9,352,229	6,114,500

Carlyle US CLO 2021-8, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.14%, maturity October 15, 2034)	08/24/2021	43,287,500	28,205,482	20,345,125

Carlyle US CLO 2021-11, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.21%, maturity July 25, 2039)	09/11/2024	35,949,200	17,611,524	15,098,664

Carlyle US CLO 2022-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.08%, maturity April 20, 2037)	04/26/2024	27,370,000	22,282,029	16,969,400

Carlyle US CLO 2024-6, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 16.08%, maturity October 25, 2037)	10/10/2024	48,222,222	42,653,367	38,095,555

Carlyle US CLO 2025-B, Ltd.
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 24.40%, maturity January 22, 2027)	02/04/2025	27,590,000	27,590,000	27,590,000

Carlyle US CLO 2025-E, Ltd.
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 19.05%, maturity May 20, 2027)	05/21/2025	8,900,000	8,900,000	8,900,000

Carlyle US CLO 2025-3, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 16.66%, maturity July 25, 2038)	05/21/2025	54,824,000	44,679,980	43,859,200

Cathedral Lake CLO 2013, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity October 15, 2029)	05/31/2018	21,350,000	2,765,917	81,130

Catskill Park CLO, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 20, 2029)	02/10/2022	7,942,500	585,475	74,660

CBAM 2019-10, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.23%, maturity April 20, 2032)	01/30/2024	15,000,000	6,462,352	4,500,000

CBAM 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 5.97%, maturity April 20, 2034)	03/24/2022	23,400,000	13,325,262	7,488,000

CBAMR 2021-15, LLC
CLO subordinated notes(5)(7)(11), (Estimated yield 20.70%, maturity January 20, 2038)	05/07/2025	28,883,687	13,010,007	13,286,496

Cedar Funding IV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.31%, maturity January 23, 2038)	02/10/2022	47,440,000	21,751,321	20,873,600

Cedar Funding VIII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.95%, maturity January 17, 2038)	01/28/2022	59,507,500	26,597,706	29,158,675

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments (continued)
Structured Finance - Equity Investments (continued)
Cedar Funding X CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.67%, maturity October 20, 2037)	12/16/2024	$ 18,000,000	$ 12,021,453	$ 11,160,000

Cedar Funding XII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.37%, maturity January 25, 2038)	03/23/2022	32,008,575	24,497,604	24,006,431

Cedar Funding XIV CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 18.14%, maturity October 15, 2037)	12/10/2024	21,540,000	11,840,358	10,446,900

Cedar Funding XV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.06%, maturity April 20, 2035)	02/16/2022	34,235,000	24,259,979	19,171,600

CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 22.35%, maturity March 31, 2038)	03/06/2018	24,208,500	14,376,425	15,977,610

CIFC Funding 2021-VII, Ltd.
CLO income notes(5)(7), (Estimated yield 9.74%, maturity January 23, 2035)	10/18/2021	28,185,000	22,194,964	16,911,000

CIFC Ravello Warehouse, Ltd.
CLO preferred shares(4)(5)(7), (Estimated yield 17.90%, maturity September 18, 2026)	10/09/2024	17,840,000	17,840,000	17,840,000

Columbia Cent CLO 28 Limited
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity November 07, 2030)	01/14/2022	40,000,000	9,083,733	220,000

Columbia Cent CLO 32 Limited
CLO subordinated notes(5)(7), (Estimated yield 22.09%, maturity July 24, 2034)	10/04/2023	17,687,500	10,035,411	5,660,000

Crestline Denali CLO XVI, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 20, 2030)	06/10/2021	22,000,000	2,445,157	1,201,200

Croton Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.09%, maturity October 15, 2037)	08/28/2024	44,573,000	39,968,709	36,326,995

Dryden 38 Senior Loan Fund
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 15, 2030)	09/23/2021	13,100,000	2,305,987	516,140

Dryden 53 CLO, LLC
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2031)	02/10/2022	9,640,783	1,027,313	530,243

Dryden 75 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.81%, maturity April 14, 2034)	08/17/2022	30,000,000	10,499,701	9,428,786

Dryden 76 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.89%, maturity October 15, 2037)	09/11/2024	21,989,000	8,933,773	7,159,126

Dryden 78 CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.59%, maturity April 17, 2037)	07/25/2023	19,913,726	11,777,361	8,164,628

Dryden 86 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 6.32%, maturity July 17, 2034)	03/23/2022	35,350,000	21,780,532	10,958,500

Dryden 87 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.56%, maturity May 20, 2034)	08/01/2024	27,000,000	13,937,091	11,610,000

Dryden 92 CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.75%, maturity November 20, 2034)	07/18/2024	7,000,000	3,445,064	2,590,000

Dryden 106 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.85%, maturity October 15, 2037)	10/18/2022	32,302,500	23,548,959	20,278,317

Dryden 108 CLO. Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.01%, maturity July 18, 2037)	06/15/2023	28,600,000	21,684,159	17,732,000

Elevation CLO 2020-11, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 11.19%, maturity October 15, 2037)	02/21/2020	62,021,052	28,484,383	17,986,105

Elevation CLO 2021-12, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.32%, maturity April 20, 2037)	02/11/2021	44,245,037	21,764,017	13,273,511

Elevation CLO 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.21%, maturity January 20, 2038)	09/21/2021	52,930,905	28,652,897	20,643,053

Elm CLO 2014-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.37%, maturity April 17, 2034)	06/13/2024	37,275,000	7,691,444	6,709,500

Elmwood CLO V Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.79%, maturity October 20, 2037)	01/25/2022	10,400,000	8,289,157	6,245,200

Elmwood CLO VI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.98%, maturity July 18, 2037)	07/11/2024	23,677,000	16,338,633	12,548,810

Elmwood CLO XII Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 19.94%, maturity October 15, 2037)	07/24/2023	32,250,000	18,427,923	16,447,500

Elmwood CLO 14 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.87%, maturity April 20, 2035)	07/24/2023	26,200,000	18,754,961	12,969,000

Elmwood CLO 16 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 7.87%, maturity April 20, 2037)	03/18/2024	39,850,000	26,161,588	17,932,500

Elmwood CLO 27 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.13%, maturity April 18, 2037)	03/26/2024	44,412,500	35,369,754	24,871,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments (continued)
Structured Finance - Equity Investments (continued)
Elmwood CLO 38 Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 14.07%, maturity April 22, 2038)	01/17/2025	$ 49,662,000	$ 41,653,476	$ 37,246,500

Franklin Park Place CLO I
CLO subordinated notes(5)(7)(11), (Estimated yield 21.93%, maturity April 14, 2038)	05/30/2024	29,915,743	15,282,432	15,556,186

Generate CLO 11 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.83%, maturity October 20, 2037)	02/03/2025	15,211,000	12,811,291	11,408,250

Gulf Stream Meridian 5 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.17%, maturity October 15, 2039)	09/11/2024	14,423,684	7,487,511	6,734,708

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 18, 2029)	06/19/2020	25,500,000	4,757,446	2,550

Highbridge Loan Management 5-2015, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 15, 2030)	08/03/2021	23,125,000	1,698,289	409,313

HPS Loan Management 10-2016, Ltd.
CLO income notes(5)(7), (Estimated yield 17.88%, maturity April 20, 2034)	10/21/2021	24,460,380	10,975,313	6,359,699

HPS Loan Management 2021-16, Ltd.
CLO income notes(5)(7), (Estimated yield 6.88%, maturity January 23, 2035)	11/12/2021	32,364,000	22,452,092	14,887,440

ICG US CLO 2014-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.28%, maturity October 20, 2034)	03/01/2023	28,687,500	5,233,183	3,012,188

ICG US CLO 2018-2, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 22, 2031)	05/24/2022	17,950,000	2,264,270	926,220

Kings Park CLO, Ltd.
CLO income notes(5)(7), (Estimated yield 13.25%, maturity January 21, 2035)	12/07/2021	40,627,500	24,883,414	19,907,475

Lakeside Park CLO, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 17.03%, maturity April 15, 2038)	03/07/2025	55,824,333	44,533,369	42,236,690

LCM 35 Ltd.
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity October 15, 2034)	10/28/2021	28,000,000	16,337,867	5,908,485

LCM 40 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 29.44%, maturity January 15, 2038)	04/20/2023	17,000,000	10,591,740	11,107,286

Madison Park Funding XI, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 23, 2029)	01/21/2022	19,000,000	-	184,300

Madison Park Funding XIII, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity April 19, 2030)	09/17/2019	21,500,000	517,180	814,850

Madison Park Funding XXI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.64%, maturity October 15, 2032)	01/26/2022	7,000,000	4,096,205	2,380,000

Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 6.93%, maturity October 20, 2029)	03/28/2019	3,568,750	1,346,979	963,563

Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 22, 2027)	10/08/2015	39,075,000	-	343,860

Magnetite XLV, Limited
CLO subordinated notes(5)(7)(9), (Estimated yield 17.28%, maturity April 15, 2038)	03/12/2025	50,550,000	46,348,375	45,318,075

Magnetite XLVII, Limited
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 12.26%, maturity January 25, 2038)	10/17/2024	50,484,000	50,308,851	44,385,533

Magnetite 50, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 16.43%, maturity July 25, 2038)	06/23/2025	48,817,000	44,093,493	43,935,300
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 21.15%, maturity February 21, 2027)	03/20/2025	17,800,000	17,800,000	17,800,000

Marble Point CLO XVI Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 14.27%, maturity November 16, 2034)	04/17/2024	15,250,000	7,861,185	6,100,000

Marble Point CLO XVII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.20%, maturity July 20, 2037)	05/09/2023	17,000,000	8,220,424	7,650,000

Marble Point CLO XVIII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.86%, maturity March 15, 2038)	01/25/2022	48,185,419	29,528,878	25,538,272

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments (continued)
Structured Finance - Equity Investments (continued)
Marble Point CLO XXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.68%, maturity April 20, 2035)	01/24/2023	$ 27,190,000	$ 17,156,297	$ 12,507,400

Mariner CLO 8, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.05%, maturity October 20, 2037)	11/08/2023	12,439,280	6,983,362	6,592,818

Medalist Partners Corporate Finance CLO VI Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.00%, maturity April 17, 2033)	09/20/2023	14,826,000	4,422,771	4,151,280

Midocean Credit CLO II
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity January 29, 2030)	06/17/2021	13,600,000	3,256,849	1,360

Midocean Credit CLO III
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity April 21, 2031)	04/24/2019	16,650,000	5,610,318	1,665

Midocean Credit CLO VI
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity April 20, 2033)	11/08/2016	29,700,000	14,326,080	2,673,000

Milford Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.48%, maturity January 20, 2038)	05/12/2022	27,960,000	21,750,675	24,850,848

MP CLO VIII, Ltd.
CLO income notes(5)(7), (Estimated yield 7.98%, maturity April 28, 2034)	11/10/2021	11,000,000	3,587,833	1,430,000

Nassau 2017-II Ltd.
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2030)	09/17/2019	24,400,000	8,200,260	2,440

Neuberger Berman CLO XIV, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 11.24%, maturity January 28, 2030)	01/26/2022	7,800,000	744,806	974,220

Neuberger Berman CLO XVII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 14.50%, maturity July 22, 2038)	06/13/2024	73,756,250	16,840,011	15,120,031

Nyack Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.60%, maturity October 20, 2034)	09/02/2021	32,000,000	23,453,454	18,880,000

Oaktree CLO 2018-1 Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity October 20, 2030)	08/25/2022	11,750,000	-	69,325

Oaktree CLO 2019-1 Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 22, 2030)	06/12/2024	5,000,000	-	142,500

Oaktree CLO 2019-2 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.00%, maturity October 15, 2037)	01/30/2025	44,000,000	19,929,114	18,040,000

Oaktree CLO 2019-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.22%, maturity January 20, 2038)	02/21/2024	42,243,480	28,277,027	26,190,958

Oaktree CLO 2019-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.76%, maturity July 20, 2037)	05/29/2025	10,000,000	6,366,737	6,300,000

Oaktree CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.86%, maturity June 25, 2038)	05/01/2024	32,722,223	23,450,218	20,287,778

Oaktree CLO 2022-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.37%, maturity October 15, 2037)	05/21/2025	37,000,000	28,888,919	28,305,000

OCP CLO 2015-10, Ltd.
CLO preference shares(5)(7)(11), (Estimated yield 18.59%, maturity January 26, 2038)	07/06/2023	35,145,000	15,554,705	15,112,350

OCP CLO 2016-11, Ltd.
CLO preference shares(5)(7)(11), (Estimated yield 15.09%, maturity July 26, 2038)	05/31/2024	50,925,000	21,487,103	18,842,250

OCP CLO 2020-18, Ltd.
CLO preference shares(5)(7), (Estimated yield 15.63%, maturity July 20, 2037)	08/16/2022	46,010,000	17,943,993	15,643,400

Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 22, 2030)	06/07/2018	32,055,000	4,822,368	160,275

Octagon Investment Partners 31, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 20, 2030)	01/09/2025	29,325,000	-	234,600

Octagon Investment Partners 36, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2031)	08/24/2021	10,250,000	1,726,887	322,812

Octagon Investment Partners 38, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.26%, maturity October 20, 2037)	09/13/2022	27,930,029	7,671,841	5,586,006

Octagon Investment Partners 40, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.92%, maturity January 20, 2035)	02/14/2019	17,740,000	6,906,169	4,435,000

Octagon Investment Partners 41, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 22.35%, maturity October 15, 2033)	01/25/2024	17,000,000	7,222,902	5,590,544

Octagon Investment Partners 42, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 18.15%, maturity July 15, 2037)	08/16/2023	31,965,078	12,793,312	10,952,366

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments (continued)
Structured Finance - Equity Investments (continued)
Octagon Investment Partners 47, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.82%, maturity January 22, 2038)	10/19/2023	$ 52,689,000	$ 25,684,125	$ 22,772,186

Octagon Investment Partners 48, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.68%, maturity January 15, 2039)	07/25/2022	14,225,000	8,913,127	7,448,210

Octagon 52, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 18.78%, maturity July 23, 2037)	06/05/2024	33,926,829	23,620,208	21,034,634

Octagon 57, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 7.48%, maturity October 15, 2034)	10/13/2021	31,725,000	20,633,665	11,749,905

Octagon 60, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.13%, maturity October 20, 2037)	09/08/2022	35,750,000	29,128,471	26,812,500

Octagon 64, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.37%, maturity July 21, 2037)	06/10/2025	110,000,000	27,662,565	27,280,000

Octagon 75, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 16.67%, maturity January 22, 2038)	01/31/2025	53,044,000	48,235,622	44,026,520

OCP CLO 2024-34, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.84%, maturity October 15, 2037)	07/02/2024	30,800,000	28,523,507	24,024,000

OCP CLO 2024-37, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 14.71%, maturity October 15, 2037)	09/27/2024	27,035,000	24,662,661	21,898,350

OFSI BSL VIII, Ltd.
CLO preferred shares(5)(7)(19), (Estimated yield 0.00%, maturity August 16, 2029)	04/26/2019	8,500,000	2,749,418	612,000

OFSI BSL X, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 21.29%, maturity April 20, 2034)	08/01/2023	24,700,000	14,582,896	8,151,000

Onex CLO Subsidiary 2023-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.70%, maturity April 23, 2037)	03/12/2024	35,600,000	30,160,305	22,784,000

Onex CLO Subsidiary 2025-F, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 16.48%, maturity May 21, 2038)	04/09/2025	48,950,000	40,043,541	38,597,075

OZLM VII, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 17, 2029)	01/29/2020	21,891,673	1,615,141	119,644

OZLM IX, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 20, 2031)	06/24/2022	13,000,000	1,107,645	325,000

OZLM XXIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.04%, maturity October 15, 2037)	05/10/2024	31,755,000	13,786,460	12,510,734

OZLM XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.74%, maturity January 15, 2038)	12/07/2015	35,176,667	13,856,246	10,044,106

OZLM XIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.63%, maturity January 15, 2035)	04/29/2022	42,795,000	18,615,160	12,732,160

Peace Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.01%, maturity October 20, 2034)	03/15/2024	18,750,000	13,195,892	10,687,500

Pixley Park CLO, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 15.09%, maturity January 15, 2037)	11/27/2024	57,138,000	47,423,012	44,367,657

Polus US CLO I Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.55%, maturity October 20, 2037)	06/12/2025	10,000,000	6,067,300	6,000,000

Post CLO 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.98%, maturity October 16, 2037)	06/05/2025	29,282,500	11,004,466	10,980,938

Regatta VI Funding Ltd.
CLO income notes(5)(7), (Estimated yield 9.13%, maturity April 20, 2034)	10/21/2021	22,000,000	9,270,183	6,160,000

Regatta X Funding Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 24.06%, maturity July 17, 2037)	05/09/2025	31,600,000	6,687,979	6,794,000

Regatta XIV Funding Ltd.
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 42.26%, maturity October 25, 2031)	02/20/2025	50,300,000	1,886,285	2,751,410

Regatta XVIII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.27%, maturity April 15, 2038)	02/18/2021	29,740,356	18,927,575	19,331,231

Regatta XXII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.40%, maturity July 20, 2035)	05/06/2022	38,823,000	28,309,614	27,952,560

Regatta XXIII Funding Ltd.
CLO income notes(5)(7)(11), (Estimated yield 7.78%, maturity January 20, 2035)	11/04/2021	26,429,333	18,837,603	14,536,133

Regatta XXVI Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.82%, maturity January 25, 2037)	10/31/2023	23,022,500	19,976,948	17,957,550

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments (continued)
Structured Finance - Equity Investments (continued)
Regatta XXIX Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.31%, maturity September 06, 2037)	08/02/2024	$ 48,542,640	$ 43,284,443	$ 39,804,965

Regatta 32 Funding Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 17.43%, maturity July 25, 2038)	06/11/2025	28,657,356	26,514,299	26,264,467

Riserva CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.98%, maturity January 18, 2034)	03/18/2022	13,600,000	4,266,135	2,448,000

Rockford Tower CLO 2019-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.77%, maturity April 20, 2034)	09/13/2023	10,000,000	5,192,483	3,400,000

Rockford Tower CLO 2021-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 33.45%, maturity July 20, 2034)	05/22/2025	24,500,000	10,684,234	10,535,000

Rockford Tower CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 6.88%, maturity July 20, 2035)	05/06/2022	38,068,750	27,074,713	17,130,938

Rockford Tower CLO 2022-3, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 37.73%, maturity July 20, 2037)	05/09/2023	21,000,000	10,638,379	13,230,000

Rockland Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.07%, maturity April 20, 2034)	04/26/2021	28,750,000	19,819,879	14,375,000

Romark CLO – V Ltd.
CLO income notes(5)(7), (Estimated yield 3.45%, maturity January 15, 2035)	11/18/2021	30,000,000	18,175,791	10,200,000

Sculptor CLO XXIX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 19.81%, maturity October 22, 2034)	09/20/2023	20,150,000	10,199,312	8,664,500

Sculptor CLO XXXII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.22%, maturity April 30, 2037)	03/06/2024	12,000,000	8,254,135	7,200,000

Sculptor CLO XXXIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.35%, maturity July 20, 2037)	07/01/2024	5,786,000	4,245,287	3,645,180

Sculptor CLO XXXIV, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 18.06%, maturity January 20, 2038)	11/15/2024	6,579,000	5,373,519	4,868,460

Sculptor CLO XXXV, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 20.49%, maturity April 27, 2038)	03/24/2025	8,170,000	5,862,660	5,555,600

Sculptor CLO XXXVII, Ltd.
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 43.94%, maturity March 26, 2027)	04/21/2025	10,292,272	10,292,272	10,292,272

Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 13, 2031)	08/14/2018	24,500,000	2,551,041	331,528

Signal Peak CLO 4, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 25.04%, maturity October 26, 2034)	08/09/2023	41,187,685	8,513,376	6,178,153

Signal Peak CLO 5, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.54%, maturity April 25, 2037)	05/20/2024	33,067,500	9,462,097	6,448,163

Signal Peak CLO 7, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 21.03%, maturity October 20, 2037)	05/21/2025	22,817,000	9,949,694	9,720,042

Signal Peak CLO 9, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.01%, maturity January 21, 2038)	07/19/2021	35,217,808	24,105,835	19,898,062

Signal Peak CLO 10, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.61%, maturity January 24, 2038)	02/16/2023	12,586,650	8,780,061	7,614,923

Sound Point CLO V-R, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 18, 2031)	05/04/2021	44,500,000	2,859,667	4,450

Sound Point CLO XX, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 26, 2031)	07/07/2021	13,000,000	4,520,042	1,300

Sound Point CLO XXIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 35.50%, maturity July 15, 2034)	05/09/2024	19,202,500	5,389,189	3,068,200

Sound Point CLO XXIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.58%, maturity April 25, 2034)	08/09/2023	21,428,000	9,698,889	5,678,420

Sound Point CLO XXX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.51%, maturity July 25, 2034)	08/03/2023	21,151,500	9,729,621	5,499,390

Sound Point CLO XXXIII, Ltd
CLO subordinated notes(5)(7), (Estimated yield 16.83%, maturity April 25, 2035)	06/01/2023	15,733,176	7,625,047	4,877,285

Sound Point CLO 40, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.45%, maturity October 20, 2037)	08/06/2024	28,635,000	25,305,663	23,480,700

Symphony CLO XVII, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 15, 2028)	06/21/2023	7,750,000	-	736,250

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments (continued)
Structured Finance - Equity Investments (continued)
TCW CLO 2021-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 19.15%, maturity July 25, 2034)	01/25/2024	$ 5,625,000	$ 3,247,422	$ 2,475,000

TCW CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.42%, maturity January 20, 2038)	01/25/2024	28,486,000	15,502,343	17,661,320

TCW CLO 2025-1, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 20.62%, maturity April 20, 2038)	02/18/2025	26,075,000	22,558,725	21,903,000

Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity July 17, 2026)	01/25/2013	14,332,210	6,266,409	1,433

Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 17, 2027)	11/08/2017	21,400,000	9,166,640	2,140

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 18, 2036)	02/02/2017	14,200,000	7,095,519	2,698,000

THL Credit Wind River 2018-3 CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 20, 2031)	03/02/2022	25,400,000	9,650,613	3,520,440

Tralee CLO II, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 20, 2029)	06/06/2018	6,300,000	1,683,974	630

Tralee CLO IV, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 20, 2030)	12/21/2017	13,270,000	5,502,595	1,327

Venture XV CLO, Limited
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity July 15, 2032)	01/31/2018	15,992,521	2,150,296	159,925

Venture XX CLO, Limited
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity April 15, 2027)	07/27/2018	7,200,000	532,119	-

Venture XXI CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 15, 2027)	08/16/2017	30,000,000	13,459,356	3,000

Venture XXII CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2031)	02/09/2022	18,500,000	4,405,303	92,500

Venture XXIII CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 2.10%, maturity July 19, 2034)	05/24/2022	4,125,000	1,141,119	309,375

Venture XXV CLO, Limited
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 20, 2029)	09/25/2020	13,750,000	1,606,193	-

Venture 37 CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 15, 2032)	05/28/2019	8,500,000	2,862,069	1,020,000

Venture 41 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 14.24%, maturity January 20, 2034)	04/06/2022	14,000,000	7,569,574	4,340,000

Venture 42 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 0.29%, maturity April 15, 2034)	03/15/2021	7,000,000	4,170,351	2,240,000

Venture 44 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 1.10%, maturity October 20, 2034)	08/16/2021	24,750,000	14,783,159	6,435,000

Venture 47 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 24.47%, maturity April 20, 2036)	03/14/2023	13,000,000	10,268,831	10,010,000

Venture 48 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 12.58%, maturity October 20, 2036)	08/24/2023	26,848,000	22,158,710	17,451,200

Vibrant CLO III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 2.59%, maturity October 20, 2031)	02/05/2019	31,810,000	6,361,965	1,361,468

Vibrant CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.97%, maturity October 20, 2034)	08/17/2022	31,400,000	19,259,947	15,072,000

Voya CLO 2018-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.23%, maturity October 15, 2037)	01/03/2024	38,851,800	11,619,255	11,297,129

Voya CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.20%, maturity July 16, 2034)	03/08/2022	15,500,000	9,377,527	6,820,000

Voya CLO 2020-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.77%, maturity January 20, 2038)	05/03/2022	15,220,000	10,964,775	9,893,000

Voya CLO 2024-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.83%, maturity July 20, 2037)	07/12/2024	42,720,000	41,141,317	34,603,200

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 20, 2028)	09/28/2016	11,000,000	5,280,208	1,100

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments (continued)
Structured Finance - Equity Investments (continued)
Wind River 2018-2 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 49.84%, maturity July 15, 2030)	10/17/2024	$ 32,250,000	$ 4,659,339	$ 2,641,693

Wind River 2021-2 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 4.35%, maturity July 20, 2034)	05/14/2021	30,700,000	17,825,954	7,368,000

Wind River 2021-4 CLO Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity January 20, 2035)	08/15/2023	9,096,750	4,217,322	1,091,610

Wind River 2023-1 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.18%, maturity April 25, 2036)	03/13/2023	42,300,000	32,733,760	21,150,000

York CLO-5 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.46%, maturity July 22, 2037)	05/20/2021	32,625,000	14,201,003	11,745,000

York CLO-6 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.05%, maturity October 22, 2037)	10/16/2024	20,700,000	16,301,114	12,834,000

Zais CLO 7, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2030)	06/29/2021	9,200,000	1,764,640	920

Zais CLO 9, Limited
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 20, 2031)	06/19/2018	12,700,000	4,245,763	6,350

Total Equity Investments			$ 3,339,352,055	$ 2,694,328,540	135.35%

Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments
Structured Finance - Equity Fee Note Investments
AMMC CLO 25, Limited
CLO subordinated fee notes (8)(18), (maturity April 15, 2035)	04/27/2022		764,184	553,167

Ares LXI CLO Ltd.
CLO subordinated fee notes (8)(18), (maturity April 20, 2037)	08/25/2021		265,334	382,966

BlueMountain Fuji US CLO II Ltd.
CLO subordinated fee notes (8)(18), (maturity October 20, 2030)	12/22/2021		-	87,095

Columbia Cent CLO 28 Limited
CLO subordinated fee notes (8)(10)(18), (maturity November 07, 2030)	12/22/2021		-	-

Franklin Park Place CLO I
CLO subordinated fee notes (8)(11)(18), (maturity April 14, 2038)	05/30/2024		988,110	1,844,504

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated fee notes(8)(18), (maturity July 18, 2029)	04/06/2022		-	50,348

HPS Loan Management 2021-16, Ltd.
CLO subordinated fee notes (8)(18), (maturity January 23, 2035)	11/12/2021		585,432	460,536

LCM 40 Ltd.
CLO subordinated fee notes (8)(18), (maturity January 15, 2038)	04/20/2023		245,637	331,698

Octagon 57, Ltd.
CLO subordinated fee notes (8)(11)(18), (maturity October 15, 2034)	10/13/2021		417,638	246,047

Octagon 60, Ltd.
CLO subordinated fee notes (8)(18), (maturity October 20, 2037)	09/08/2022		869,401	1,007,550

Point AU Roche Park CLO, Ltd.
CLO subordinated M1 fee notes(8)(18), (maturity July 20, 2034)	05/28/2021		94,244	46,511
CLO subordinated M2 fee notes(8)(18), (maturity July 20, 2034)	05/28/2021		169,883	101,196

Rockland Park CLO, Ltd.
CLO subordinated M1 fee notes(8)(18), (maturity April 20, 2034)	04/26/2021		185,969	84,218
CLO subordinated M2 fee notes(8)(18), (maturity April 20, 2034)	04/26/2021		346,077	189,747

Rockford Tower CLO 2021-3, Ltd.
CLO subordinated fee notes (8)(18), (maturity October 20, 2034)	09/22/2021		297,836	437,597

Rockford Tower CLO 2022-1, Ltd.
CLO subordinated fee notes (8)(18), (maturity July 20, 2035)	05/06/2022		333,602	280,604

Sound Point CLO XXIII, Ltd.
CLO subordinated Y fee notes(8)(11)(18), (maturity July 15, 2034)	05/09/2024		112,601	74,716

Sound Point CLO XXIX, Ltd.
CLO subordinated Y fee notes(8)(18), (maturity April 25, 2034)	08/09/2023		141,713	123,162

Sound Point CLO XXX, Ltd.
CLO subordinated Y fee notes(8)(18), (maturity July 25, 2034)	08/03/2023		162,315	130,807

Sound Point CLO XXXIII, Ltd
CLO subordinated Y fee notes(8)(18), (maturity April 25, 2035)	06/01/2023		169,180	173,509

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated fee notes (8)(18), (maturity April 18, 2036)	02/02/2017		58,511	227,037

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments (continued)
Structured Finance - Equity Fee Note Investments (continued)
Tralee CLO IV, Ltd.
CLO subordinated fee notes (8)(18), (maturity January 20, 2030)	03/16/2018		$ -	$ -

Venture XXV CLO, Limited
CLO subordinated fee notes (8)(10)(18), (maturity April 20, 2029)	09/25/2020		-	-

Venture 42 CLO, Limited
CLO subordinated Y fee notes(8)(18), (maturity April 15, 2034)	03/15/2021		191,645	103,755

Wind River 2021-2 CLO Ltd.
CLO subordinated fee notes (8)(18), (maturity July 20, 2034)	05/14/2021		354,246	207,169

Wind River 2023-1 CLO Ltd.
CLO subordinated fee notes (8)(18), (maturity April 25, 2036)	03/13/2023		1,891,378	4,778,701

CLO other (8)(18)	Various(16)		13,616,389	14,291,539

Total Other CLO Equity Related Investments			$ 22,261,325	$ 26,214,179	1.32%
Total Structured Finance - Equity Investments			$ 3,361,613,380	$ 2,720,542,719	136.67%
Total Collateralized Loan Obligation - Equity Investments			$ 3,361,613,380	$ 2,720,542,719	136.67%
Total Investments			$ 3,406,309,703	$ 2,753,977,116	138.35%

Cash Equivalents
First American Government Obligations Fund, Class Z Shares, 4.22%(12)		45,913,275	$ 45,913,275	$ 45,913,275

Total Cash Equivalents			$ 45,913,275	$ 45,913,275	2.31%

Total Investments and Cash Equivalents			$ 3,452,222,978	$ 2,799,890,391	140.66%

(1) We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
      In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2) Fair value is determined in good faith by the Board of Directors of the Fund.
(3) Cost value reflects accretion of original issue discount or market discount.
(4) The subordinated shares represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(5) Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6) As of June 30, 2025, the investment includes interest income capitalized as additional investment principal ("PIK" Interest). The PIK interest rate for CLO debt positions represents the interest rate at payment date when PIK interest is received. Please refer to "Note 2. Summary of Significant Accounting Policies - Payment-In-Kind" in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the year ended March 31, 2025.
(7)  The CLO subordinated notes, preferred shares, preference shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8) Fair value includes the Fund’s interest in subordinated fee notes, and represents discounted cash flows associated with fees earned from those fee notes.
(9) Investment has not made inaugural distribution for relevant period end. Please refer to “Note 2. Summary of Significant Accounting Policies — Investment Income” in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the year ended March 31, 2025.

(10) The CLO equity investment was optionally redeemed. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any remaining amortized cost, and/or realized gain for any amounts received in excess of such amortized cost. See “Note 2. Summary of Significant Accounting Policies — Securities Transactions” in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the year ended March 31, 2025.

(11) Investment is co-invested with the Fund’s affiliates. See “Note 4. Related Party Transactions” in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the year ended March 31, 2025.
(12) Represents cash equivalents held in a money market fund as of June 30, 2025.
(13) The fair value of the investment was determined using significant unobservable inputs. See “Note 3. Fair Value” in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the year ended March 31, 2025.

(14) The Fund generally acquires its investments in transactions not subject to registration under the Securities Act of 1933, as amended (the “Securities Act”). 'These investments are generally subject to restrictions as “restricted securities” (within the meaning of the Securities Act).
(15) Acquisition date represents the initial date of purchase.
(16) Cost and fair value total represents multiple investments which were purchased within one year prior to June 30, 2025.
(17) The principal balance outstanding for this debt investment, in whole or in part, is indexed to the 90-day Secured Overnight Financing Rate (“SOFR”).
(18) Cost value reflects amortized cost.
(19) As of June 30, 2025, the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost.